Inventories (Tables)	12 Months Ended
Sep. 27, 2013
Schedule of Inventories

Inventories are comprised of the following at the end of each period:

	September 27, 2013	September 28, 2012
Raw materials and supplies	$68.8	$74.1
Work in process	191.5	184.7
Finished goods	142.8	176.5

Inventories	$403.1	$435.3